financing costs (Details) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Interest expense
Interest on long-term debt, excluding lease liabilities - gross		$ 172	$ 169	$ 343	$ 339
Interest on long-term debt, excluding lease liabilities - capitalized			(9)		(17)
Interest on long-term debt, excluding lease liabilities		172	160	343	322
Interest on lease liabilities		17	17	34	35
Interest on short-term borrowings and other		4	2	7	4
Interest accretion on provisions		6	4	11	9
Long-term debt prepayment premium	$ 10		18		18
Total		199	201	395	388
Employee defined benefit plans net interest		7	4	13	8
Foreign exchange		(1)	(1)	5	1
Total		205	204	413	397
Interest income		(2)	(2)	(3)	(3)
Net		203	202	410	394
Net interest cost				397	403	$ 786	$ 797
Interest on long-term debt, excluding lease liabilities - capitalized			(9)		(17)
Employee defined benefit plans net interest		$ 7	$ 4	$ 13	$ 8